Financial Instruments - Fair Values and Risk Management - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	€ 18,366	€ 20,216
Lease liabilities	62,654	68,228
Bank overdrafts and short-term borrowings	30,812	24,170
Trade and other payables	102,532	90,525
Losses on derivative financial instruments	253	772
Total financial liabilities	214,617	203,911
Less than 2 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	587	512
Lease liabilities	1,844	3,341
Bank overdrafts and short-term borrowings	30,812	24,170
Trade and other payables	28,269	22,049
Losses on derivative financial instruments	253	772
Total financial liabilities	61,765	50,844
2 to 12 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	7,015	4,222
Lease liabilities	11,195	10,587
Trade and other payables	74,263	68,476
Total financial liabilities	92,473	83,285
1 to 2 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	2,642	6,568
Lease liabilities	11,503	9,972
Total financial liabilities	14,145	16,540
2 to 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	5,663	5,389
Lease liabilities	23,958	26,568
Total financial liabilities	29,621	31,957
More than 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	2,459	3,525
Lease liabilities	14,154	17,760
Total financial liabilities	€ 16,613	€ 21,285